Shareholder Report, Average Annual Return (Details) 199835_YCG Enhanced Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
YCG Enhanced Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	YCG Enhanced Fund
Average Annual Return, Percent	0.08%	9.42%	12.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
S&P Global Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Average Annual Return, Percent	17.99%	11.85%	11.50%